Consolidated Statements Of Income - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Statement [Abstract]
NET SALES	$ 803,552	$ 639,142	$ 945,921
COST OF SALES	434,787	368,752	480,090
GROSS PROFIT	368,765	270,390	465,831
OPERATING EXPENSES
Research and development	217,822	174,357	188,532
Sales and marketing	27,450	26,920	31,537
General and administrative	31,354	27,923	31,447
Loss from settlement of litigation	1,250	1,312	390
Total operating expenses	277,876	230,512	251,906
OPERATING INCOME	90,889	39,878	213,925
NON-OPERATING INCOME (EXPENSES)
Unrealized holding gain on investment	543	8,002	896
Gain from disposal of long-term investment	58	0	0
Interest income	14,528	12,246	2,707
Foreign exchange gain (loss), net	1,391	914	(4,880)
Interest expense	0	0	(71)
Other income, net	0	8	1
Total non-operating income (expenses)	16,520	21,170	(1,347)
INCOME BEFORE INCOME TAX	107,409	61,048	212,578
INCOME TAX EXPENSE	18,160	8,175	40,068
NET INCOME	$ 89,249	$ 52,873	$ 172,510
EARNINGS PER ORDINARY SHARE:
Basic	$ 0.66	$ 0.4	$ 1.3
Diluted	$ 0.66	$ 0.4	$ 1.29
WEIGHTED AVERAGE ORDINARY SHARES OUTSTANDING
Basic (Thousands)	134,570	133,413	133,027
Diluted (Thousands)	134,888	133,879	133,553
EARNINGS PER ADS (one ADS equals four ordinary shares):
Basic	$ 2.65	$ 1.59	$ 5.19
Diluted	$ 2.65	$ 1.58	$ 5.17
WEIGHTED AVERAGE ADS OUTSTANDING
Basic (Thousands)	33,642	33,353	33,257
Diluted (Thousands)	33,722	33,470	33,388